Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 21 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2017
Revenue	$979,724	$966,695	$966,009	$954,727
Operating income	132,047	129,912	133,781	121,593
Net income	107,209	119,264	112,560	97,793
Basic earnings per share	0.74	0.82	0.77	0.67
Diluted earnings per share	0.73	0.81	0.76	0.66
2016
Revenue	$940,656	$930,133	$925,935	$921,505
Operating income	118,497	124,962	120,147	119,535
Net income	95,709	105,060	107,720	100,842
Basic earnings per share	0.65	0.71	0.72	0.67
Diluted earnings per share	0.64	0.70	0.71	0.66